UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Operating revenues
Interest income related parties – direct financing leases	$ 946	$ 1,932
Interest income other – sales-type, direct financing leases and leaseback assets	33,275	26,484
Service revenue related parties – direct financing leases	3,591	4,887
Profit sharing revenues - related parties	10,358	1,547
Profit sharing revenues - Bunker Savings from non related parties	1,218	0
Time charter revenues - related parties	26,663	25,752
Time charter revenues - other	132,011	143,225
Bareboat charter revenues - other	6,437	12,494
Voyage charter revenues - other	23,775	9,428
Other operating income	2,087	1,696
Total operating revenues	240,361	227,445
Gain/(loss) on sale of assets and termination of charters, net	2,250	0
Operating expenses
Vessel operating expenses - related parties	15,250	16,453
Vessel operating expenses - other	63,514	49,059
Depreciation	55,298	58,648
Vessel impairment charge	80,511	0
Administrative expenses - related parties	587	894
Administrative expenses - other	5,458	5,011
Total operating expenses	220,618	130,065
Net operating income	21,993	97,380
Non-operating income / (expense)
Interest income - related parties, long term loans to associated companies	7,064	7,064
Interest income – related parties, other	179	850
Interest income - other	1,043	2,376
Interest expense - other	(71,273)	(72,165)
Gain on repurchase of bonds	1,081	1,802
Gain on settlement of loan note - related party loan notes	4,446	0
(Loss)/gain on investments in debt and equity securities	(18,236)	27,323
Dividend income - related parties	3,884	2,164
Other financial items, net	(31,583)	(14,072)
Net (loss)/income before equity in earnings of associated companies	(81,402)	52,722
Equity in earnings of associated companies	6,246	8,991
Net (loss)/income	$ (75,156)	$ 61,713
Per share information:
Basic (loss)/earnings per share	$ (0.70)	$ 0.57
Diluted (loss)/earnings per share	$ (0.70)	$ 0.56